Marketable Securities – InterCure Ltd (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) shares
Marketable Securities – Intercure Ltd [Line Items]
Marketable Securities Share	473,998
Percentage of shares hold	1.04%
Aggregate consideration (in Dollars) | $	$ 777
InterCure Ltd [Member]
Marketable Securities – Intercure Ltd [Line Items]
Sold share	473,998